Equity Incentive Plan (Details)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,255,860
Equity incentive plan annual increase	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	51,500
Employee Stock Purchase Plan, Shares Authorized	37,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $	$ 0